Financial risk management - Schedule of value at risk by type of asset (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Values At Risk	S/ 44,706	S/ 65,387
Decrease Through Diversification Effect	(4,339)	(8,179)
Currency risk [member]
Disclosure of financial assets [line items]
Values At Risk	4,859	7,473
Interest rate risk [member]
Disclosure of financial assets [line items]
Values At Risk	4,827	10,712
Other price risk [member]
Disclosure of financial assets [line items]
Values At Risk	39,359	55,381
Equity investments [member]
Disclosure of financial assets [line items]
Values At Risk	41,083	54,769
Debt securities [member]
Disclosure of financial assets [line items]
Values At Risk	5,088	1,704
Derivatives [member]
Disclosure of financial assets [line items]
Values At Risk	2,925	10,790
Diversification Effect [Member]
Disclosure of financial assets [line items]
Decrease Through Diversification Effect	S/ (4,390)	S/ (1,876)